INVESTMENTS - Changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS
Balances at beginning of the period	R$ 368,195
Equity	10,710	R$ 23,742	R$ (117,262)
Balances at end of the period	438,870	368,195
Joint ventures [member]
INVESTMENTS
Balances at beginning of the period	368,195	356,290
Equity	(10,710)	(23,742)
Capital contribution – cash and cash equivalents (Vivo Ventures)	3,117	33,750
Investments by the subsidiary Vivo Ventures (note 2.d)	26,191	15,958
Equity transactions	(51)	2,409
Capital transaction on changes in investments	23
Bonus subscription exercise (FiBrasil)	57,001
Other comprehensive income	(4,896)	(16,470)
Balances at end of the period	438,870	368,195	356,290
Joint ventures [member] | Joint control
INVESTMENTS
Balances at beginning of the period	352,101	355,942
Equity	(10,710)	(23,742)
Capital contribution – cash and cash equivalents (Vivo Ventures)	3,117	33,750
Investments by the subsidiary Vivo Ventures (note 2.d)	0	0
Equity transactions	(51)	2,409
Capital transaction on changes in investments	23
Bonus subscription exercise (FiBrasil)	57,001
Other comprehensive income	(4,806)	(16,258)
Balances at end of the period	396,675	352,101	355,942
Joint ventures [member] | Other investments
INVESTMENTS
Balances at beginning of the period	16,094	348
Equity	0	0
Capital contribution – cash and cash equivalents (Vivo Ventures)	0	0
Investments by the subsidiary Vivo Ventures (note 2.d)	26,191
Equity transactions	0	0
Capital transaction on changes in investments	0
Bonus subscription exercise (FiBrasil)	0
Other comprehensive income	(90)	(212)
Balances at end of the period	R$ 42,195	R$ 16,094	R$ 348